Marketable Securities and Securities Investments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2019 USD ($)	Apr. 03, 2018
Investment Holdings [Line Items]
Proceeds from sales of available-for-sale securities	¥ 84,362		¥ 66,906		¥ 39,982
Gross realized gains from available-for-sale securities	354		240		1,257
Gross realized losses from available-for-sale securities	128		475		2
Marketable securities classified as trading securities	270,120		234,117
Net unrealized gains on trading securities	1,705		3,610		¥ 48,047
Net realized gains on sale of equity securities	20,176		77,495
Net unrealized gains on revaluation of equity securities	134,831		104,168
Gain or loss on sale of shares in security investments	61,544
Investment in non public companies	30,120		25,720
Equity securities without readily determinable fair value, downward price adjustment	9,075		4,285
Equity securities without readily determinable fair value, upward price adjustment	1,070
Spotify Technology SA
Investment Holdings [Line Items]
Ownership percentage							5.707%
Proceed from sale of shares			82,616	$ 768
Gain or loss on sale of shares in security investments	0		54,179	504
Gross fair value of retained shares			78,947			$ 711
Gain on equity securities, net	¥ (6,063)	$ (57)	¥ 47,543	$ 449